Inventories (Tables)	3 Months Ended
Apr. 02, 2023
Inventory Disclosure [Abstract]
Summary of Inventories
At the end of fiscal years 2022 and 2021, inventories were comprised of:

(Dollars in Millions)	2022	2021
Raw materials and supplies	$351	$264
Goods in process	123	99
Finished goods	1,752	1,339
Total inventories	$2,226	$1,702
As of April 2, 2023 and January 1, 2023, inventories were comprised of:

(Dollars in Millions)	April 2, 2023	January 1, 2023
Raw materials and supplies	$329	$351
Goods in process	129	123
Finished goods	1,764	1,752
Total inventories	$2,222	$2,226